FIDELITY

(REGISTERED TRADEMARK)

FREEDOM
FUNDS  - INCOME, 2000, 2010, 2020, 2030
SEMIANNUAL REPORT
(FIDELITY_LOGO_GRAPHIC) Fidelity Investments (Registered Trademark) SEPTEMBER 30, 1998
CONTENTS


PRESIDENT'S MESSAGE  3   Ned Johnson on investing strategies.

PERFORMANCE          4   How the funds have done over time.

FUND TALK            14  The managers' review of the funds'
                         performance, strategy and outlook.

FREEDOM INCOME       18  Investment Changes
                     20  Investments
                     21  Financial Statements

FREEDOM 2000         25  Investment Changes
                     27  Investments
                     29  Financial Statements

FREEDOM 2010         33  Investment Changes
                     35  Investments
                     37  Financial Statements

FREEDOM 2020         41  Investment Changes
                     43  Investments
                     45  Financial Statements

FREEDOM 2030         49  Investment Changes
                     51  Investments
                     53  Financial Statements

NOTES                57  Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The stock and bond markets continued to be influenced by competing factors as the third quarter of 1998 ended. On the one hand, low inflation, low unemployment and moderate growth in the U.S. economy provided a foundation for positive returns. But growing concerns about U.S. corporate earnings, combined with fears about the health of the economies and financial markets in Japan, Russia and many emerging markets, led to a continuation of the volatility that has marked most of the year.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
FIDELITY FREEDOM INCOME FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1998    PAST 6   PAST 1  LIFE OF
                                    MONTHS   YEAR    FUND

FIDELITY FREEDOM INCOME             2.04%    7.69%   19.56%

FIDELITY FREEDOM INCOME COMPOSITE   1.82%    7.80%   20.86%

 Wilshire 5000                      -10.32%  3.28%   39.37%

 LB Aggregate Bond                  6.66%    11.51%  20.88%

 LB 3 Month T-Bill                  2.78%    5.50%   11.07%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1998         PAST 1  LIFE OF
                                         YEAR    FUND

FIDELITY FREEDOM INCOME                  7.69%   9.58%

FIDELITY FREEDOM INCOME COMPOSITE        7.80%   10.19%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Freedom Income              LB Aggregate Bond
FID Freedom Income
             00369                       LB001
F0199
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31      10030.00                    10097.80
   10028.71
  1996/11/30      10240.00                    10270.47
   10247.43
  1996/12/31      10179.60                    10174.95
   10204.29
  1997/01/31      10310.89                    10206.50
   10344.97
  1997/02/28      10320.95                    10232.01
   10370.50
  1997/03/31      10199.19                    10118.44
   10250.14
  1997/04/30      10361.97                    10270.21
   10421.14
  1997/05/31      10556.06                    10367.78
   10630.51
  1997/06/30      10709.79                    10491.16
   10794.08
  1997/07/31      11018.25                    10774.42
   11097.90
  1997/08/31      10904.70                    10682.84
   10998.12
  1997/09/30      11101.56                    10840.94
   11211.80
  1997/10/31      11101.33                    10998.14
   11223.03
  1997/11/30      11195.23                    11048.73
   11335.53
  1997/12/31      11290.08                    11160.32
   11442.44
  1998/01/31      11396.39                    11303.17
   11535.51
  1998/02/28      11577.51                    11294.13
   11716.00
  1998/03/31      11716.58                    11332.53
   11870.69
  1998/04/30      11770.00                    11391.46
   11944.85
  1998/05/31      11780.60                    11499.68
   11948.60
  1998/06/30      11933.05                    11597.42
   12093.25
  1998/07/31      11954.76                    11621.78
   12071.70
  1998/08/31      11669.66                    11811.21
   11796.63
  1998/09/30      11955.69                    12087.60
   12090.00
IMATRL PRASUN   SHR__CHT 19980930 19981022 102635 R00000000000027
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 1998, the value of the investment would have grown to $11,956 - a 19.56% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,088 - a 20.88% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom Income Composite Index would have grown to $12,086 - a 20.86% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE WEIGHTED
PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR.
FIDELITY FREEDOM 2000 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1998    PAST 6   PAST 1  LIFE OF
                                    MONTHS   YEAR    FUND

FIDELITY FREEDOM 2000               -0.69%   7.08%   24.95%

FIDELITY FREEDOM 2000 COMPOSITE     -1.15%   7.15%   26.75%

 Wilshire 5000                      -10.32%  3.28%   39.37%

 MSCI EAFE                          -13.20%  -8.12%  2.81%

 LB Aggregate Bond                  6.66%    11.51%  20.88%

 ML High Yield Master               -1.96%   3.37%   17.19%

 LB 3 Month T-Bill                  2.78%    5.50%   11.07%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1998         PAST 1  LIFE OF
                                         YEAR    FUND

FIDELITY FREEDOM 2000                    7.08%   12.08%

FIDELITY FREEDOM 2000 COMPOSITE          7.15%   12.90%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Freedom 2000                FID Freedom 2000
LB Aggregate Bond
             00370                       F0200
LB001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31      10000.00                    10002.40
   10097.80
  1996/11/30      10340.00                    10362.67
   10270.47
  1996/12/31      10239.47                    10280.05
   10174.95
  1997/01/31      10441.23                    10501.66
   10206.50
  1997/02/28      10451.32                    10528.77
   10232.01
  1997/03/31      10209.21                    10300.61
   10118.44
  1997/04/30      10451.32                    10552.89
   10270.21
  1997/05/31      10806.18                    10932.24
   10367.78
  1997/06/30      11070.24                    11220.08
   10491.16
  1997/07/31      11578.05                    11699.65
   10774.42
  1997/08/31      11313.99                    11457.72
   10682.84
  1997/09/30      11669.45                    11828.31
   10840.94
  1997/10/31      11517.11                    11716.52
   10998.14
  1997/11/30      11669.45                    11890.52
   11048.73
  1997/12/31      11805.30                    12039.13
   11160.32
  1998/01/31      11941.83                    12164.84
   11303.17
  1998/02/28      12319.94                    12538.20
   11294.13
  1998/03/31      12582.51                    12822.10
   11332.53
  1998/04/30      12656.03                    12921.34
   11391.46
  1998/05/31      12591.25                    12849.45
   11499.68
  1998/06/30      12836.88                    13078.62
   11597.42
  1998/07/31      12847.56                    13001.04
   11621.78
  1998/08/31      12067.95                    12267.65
   11811.21
  1998/09/30      12495.13                    12674.56
   12087.60
IMATRL PRASUN   SHR__CHT 19980930 19981020 133940 R00000000000027
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 1998 the value of the investment would have grown to $12,495 - a 24.95% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,088 - a 20.88% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2000 Composite Index would have grown to $12,675 - a 26.75% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE WEIGHTED
PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR.
FIDELITY FREEDOM 2010 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1998    PAST 6   PAST 1  LIFE OF
                                    MONTHS   YEAR    FUND

FIDELITY FREEDOM 2010               -4.07%   5.35%   29.24%

FIDELITY FREEDOM 2010 COMPOSITE     -4.98%   5.21%   30.82%

 Wilshire 5000                      -10.32%  3.28%   39.37%

 MSCI EAFE                          -13.20%  -8.12%  2.81%

 LB Aggregate Bond                  6.66%    11.51%  20.88%

 ML High Yield Master               -1.96%   3.37%   17.19%

 LB 3 Month T-Bill                  2.78%    5.50%   11.07%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1998         PAST 1  LIFE OF
                                         YEAR    FUND

FIDELITY FREEDOM 2010                    5.35%   14.03%

FIDELITY FREEDOM 2010 COMPOSITE          5.21%   14.74%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Freedom 2010                S&P 500
FID Freedom 2010
             00371                       SP001
F0201
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9960.00                     9982.17
    9959.84
  1996/11/30      10430.00                    10736.72
   10444.05
  1996/12/31      10299.25                    10524.02
   10343.55
  1997/01/31      10592.36                    11181.56
   10649.72
  1997/02/28      10602.47                    11269.23
   10680.84
  1997/03/31      10258.82                    10806.17
   10368.25
  1997/04/30      10582.25                    11451.30
   10687.21
  1997/05/31      11099.54                    12148.46
   11242.70
  1997/06/30      11475.28                    12692.71
   11652.96
  1997/07/31      12165.83                    13702.67
   12286.92
  1997/08/31      11749.47                    12935.04
   11906.14
  1997/09/30      12267.38                    13643.50
   12433.46
  1997/10/31      11932.26                    13187.80
   12155.35
  1997/11/30      12145.52                    13798.27
   12395.96
  1997/12/31      12293.47                    14035.18
   12578.66
  1998/01/31      12461.73                    14190.41
   12725.89
  1998/02/28      13071.67                    15213.83
   13329.13
  1998/03/31      13471.28                    15992.93
   13766.53
  1998/04/30      13576.44                    16153.81
   13893.36
  1998/05/31      13404.55                    15876.13
   13718.91
  1998/06/30      13746.61                    16521.02
   14037.41
  1998/07/31      13746.61                    16345.07
   13894.82
  1998/08/31      12346.29                    13981.90
   12577.21
  1998/09/30      12923.52                    14877.58
   13081.51
IMATRL PRASUN   SHR__CHT 19980930 19981022 103357 R00000000000027
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 1998, the value of the investment would have grown to $12,924 - a 29.24% increase on the initial investment. For comparison, look at how the S&P 500(registered trademark) Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,878 - a 48.78% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2010 Composite Index would have grown to $13,082 - a 30.82% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* STANDARD & POOR'S 500 INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS.
FIDELITY FREEDOM 2020 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1998    PAST 6   PAST 1  LIFE OF
                                    MONTHS   YEAR    FUND

FIDELITY FREEDOM 2020               -6.73%   3.47%   30.03%

FIDELITY FREEDOM 2020 COMPOSITE     -7.79%   3.32%   31.68%

 Wilshire 5000                      -10.32%  3.28%   39.37%

 MSCI EAFE                          -13.20%  -8.12%  2.81%

 LB Aggregate Bond                  6.66%    11.51%  20.88%

 ML High Yield Master               -1.96%   3.37%   17.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1998         PAST 1  LIFE OF
                                         YEAR    FUND

FIDELITY FREEDOM 2020                    3.47%   14.39%

FIDELITY FREEDOM 2020 COMPOSITE          3.32%   15.13%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Freedom 2020                S&P 500
FID Freedom 2020
             00372                       SP001
F0202
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9940.00                     9982.17
    9933.16
  1996/11/30      10460.00                    10736.72
   10475.04
  1996/12/31      10329.39                    10524.02
   10371.89
  1997/01/31      10662.27                    11181.56
   10725.02
  1997/02/28      10672.36                    11269.23
   10757.63
  1997/03/31      10299.13                    10806.17
   10408.63
  1997/04/30      10652.18                    11451.30
   10758.15
  1997/05/31      11249.41                    12148.46
   11405.38
  1997/06/30      11685.20                    12692.71
   11877.05
  1997/07/31      12455.43                    13702.67
   12588.43
  1997/08/31      11958.84                    12935.04
   12130.06
  1997/09/30      12566.91                    13643.50
   12744.96
  1997/10/31      12110.86                    13187.80
   12354.83
  1997/11/30      12364.22                    13798.27
   12633.76
  1997/12/31      12523.50                    14035.18
   12832.04
  1998/01/31      12691.46                    14190.41
   12986.18
  1998/02/28      13457.77                    15213.83
   13741.24
  1998/03/31      13940.66                    15992.93
   14280.13
  1998/04/30      14056.13                    16153.81
   14424.33
  1998/05/31      13821.29                    15876.13
   14175.93
  1998/06/30      14225.30                    16521.02
   14549.62
  1998/07/31      14214.67                    16345.07
   14361.13
  1998/08/31      12354.11                    13981.90
   12614.38
  1998/09/30      13002.65                    14877.58
   13167.56
IMATRL PRASUN   SHR__CHT 19980930 19981022 103647 R00000000000027
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 1998, the value of the investment would have grown to $13,003 - a 30.03% increase on the initial investment. For comparison, look at how the S&P 500 Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,878 - a 48.78% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2020 Composite Index would have grown to $13,168 - a 31.68% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* STANDARD & POOR'S 500 INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS.
FIDELITY FREEDOM 2030 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1998    PAST 6   PAST 1  LIFE OF
                                    MONTHS   YEAR    FUND

FIDELITY FREEDOM 2030               -7.88%   2.34%   29.30%

FIDELITY FREEDOM 2030 COMPOSITE     -8.83%   2.32%   30.70%

 Wilshire 5000                      -10.32%  3.28%   39.37%

 MSCI EAFE                          -13.20%  -8.12%  2.81%

 LB Aggregate Bond                  6.66%    11.51%  20.88%

 ML High Yield Master               -1.96%   3.37%   17.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1998         PAST 1  LIFE OF
                                         YEAR    FUND

FIDELITY FREEDOM 2030                    2.34%   14.06%

FIDELITY FREEDOM 2030 COMPOSITE          2.32%   14.69%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Freedom 2030                S&P 500
FID Freedom 2030
             00373                       SP001
F0203
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9930.00                     9982.17
    9925.17
  1996/11/30      10460.00                    10736.72
   10473.24
  1996/12/31      10329.39                    10524.02
   10373.59
  1997/01/31      10662.27                    11181.56
   10717.74
  1997/02/28      10682.44                    11269.23
   10757.34
  1997/03/31      10299.13                    10806.17
   10412.52
  1997/04/30      10652.18                    11451.30
   10758.65
  1997/05/31      11289.01                    12148.46
   11424.38
  1997/06/30      11734.10                    12692.71
   11910.68
  1997/07/31      12513.00                    13702.67
   12623.01
  1997/08/31      11997.10                    12935.04
   12142.74
  1997/09/30      12634.39                    13643.50
   12774.04
  1997/10/31      12128.61                    13187.80
   12348.46
  1997/11/30      12381.50                    13798.27
   12625.93
  1997/12/31      12539.75                    14035.18
   12824.05
  1998/01/31      12728.00                    14190.41
   12988.81
  1998/02/28      13522.85                    15213.83
   13777.06
  1998/03/31      14035.31                    15992.93
   14335.30
  1998/04/30      14160.81                    16153.81
   14481.95
  1998/05/31      13910.46                    15876.13
   14221.14
  1998/06/30      14319.91                    16521.02
   14598.36
  1998/07/31      14309.13                    16345.07
   14406.06
  1998/08/31      12272.67                    13981.90
   12532.23
  1998/09/30      12929.94                    14877.58
   13069.93
IMATRL PRASUN   SHR__CHT 19980930 19981022 103917 R00000000000027
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 1998, the value of the investment would have grown to $12,930 - a 29.30% increase on the initial investment. For comparison, look at how the S&P 500 Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,878 - a 48.78% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2030 Composite Index would have grown to $13,070 - a 30.70% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* STANDARD & POOR'S 500 INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
While it may be a cliche to compare
the performance of a volatile market
to a roller coaster, few comparisons
were more appropriate for the ups
and downs that equity investors
experienced during the six-month
period ending September 30, 1998.
Consider these swings: On Friday,
July 17, the Dow Jones Industrial
Average - an index of 30 blue-chip
stocks - reached a record high of
9337.97. By the following Friday,
it dropped over 400 points. On
August 31, the Dow plunged 512.61
points - erasing all previous gains
for the year. The next day, blue-chips
roared back up 288.36. Other
skyrocketing rallies and precipitous
drops include the record-setting
one-day gain of 380.53 points on
September 8, followed by a
275.75-point plummet on
September 9. Appropriately, the
Dow closed on September 30 with
a 237.90 loss, triggered by
investor disappointment over a
lower-than-hoped-for decrease in
the Federal interest rate. At the
controls of this see-sawing volatility
were several drivers, including the
continuing Asian and Russian
economic dilemmas, chaotic
emerging markets and concerns
over U.S. political leadership.
Despite these drawbacks, the U.S.
economy demonstrated exceptional
resiliency. Inflation remained benign,
unemployment was at its lowest rate
in decades and interest rates
continued to decline. For the period,
the Dow was down -10.10%, while
the Standard & Poor's 500 Index
- a market-capitalization
weighted index of 500 widely held
U.S. stocks - returned -6.97%.

An interview with Ren Cheng (left photo), and Scott Stewart, Portfolio Managers of the Fidelity Freedom Funds
Q. HOW DID THE FUND PERFORM, SCOTT?
S.S. For the six-month period that ended September 30, 1998, the Income, 2000 and 2010 portfolios returned 2.04%, -0.69% and -4.07%, respectively. The 2020 and 2030 portfolios returned -6.73% and -7.88%, respectively, over the same period. Each Freedom Fund compares its performance to a composite benchmark, which is comprised of various indexes and reflects the fund's target allocation mix. Over the past six months, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 1.82%, -1.15% and -4.98%, respectively. The composite benchmarks for the 2020 and 2030 portfolios returned -7.79% and -8.83%, respectively, during the same period. For the 12-month period that ended September 30, 1998, the Income, 2000 and 2010 portfolios returned 7.69%, 7.08% and 5.35%, respectively. The 2020 and 2030 portfolios returned 3.47% and 2.34%, respectively, over the same period. The composite benchmarks for the Income, 2000, 2010 portfolios returned 7.80%, 7.15% and 5.21%, respectively. The benchmarks for the 2020 and 2030 portfolio returned 3.32% and 2.32%, respectively, during the same period.
Q. REN, WHAT MARKET FACTORS SHAPED THE FUNDS' PERFORMANCE? HOW HAVE THE FUNDS PERFORMED IN THIS VOLATILE ENVIRONMENT?
R.C. With the exception of U.S. government bonds, most of the global securities' markets struggled. In this difficult environment, the funds have performed as I expected. As shareholders can see, the Freedom Funds with the shorter maturities - and therefore higher allocations toward fixed-income investments - performed better than the longer-maturity portfolios, which have higher concentrations in stock funds. While the funds posted mixed results against their benchmarks over the past six-month period, all of the Freedom Funds posted positive returns year-to-date. What this shows us is that well-planned diversification is very effective in controlling risk when it is most needed.
Q. WHAT SEGMENTS OF THE MARKET CONTRIBUTED TO PERFORMANCE? WHICH PROVED TO BE DETRACTORS?
R.C. The U.S. government bond market performed very well, but in many ways this performance was a result of a superficial flight to quality with investors moving into government bonds at any cost. Domestic and international equity exposure detracted from fund performance. Although the funds have a very small weighing in emerging markets, fund holdings in overseas markets in the portfolios' underlying Fidelity mutual funds - such as Overseas, Diversified International and Europe - had a negative impact on performance, as they were hurt by economic, political and currency turmoil. Exposure to certain technology and financial stocks in Disciplined Equity Fund, Equity-Income Fund and OTC Portfolio also hurt performance.
Q. GIVEN THE PERIOD'S VOLATILITY, COULD YOU EXPLAIN YOUR ASSET-ALLOCATION STRATEGY . . .
R.C. Risk control is one of the most important investment strategies behind the Freedom Funds, with both long-term and short-term risk playing key roles in determining asset allocation. There is always a well-defined tradeoff between risk and return, and the emerging-market meltdown we saw in the third quarter was but the latest example. Since the basic asset allocation structure within the Freedom Funds took the possibility of such volatility into account, I didn't make any short-term moves during that time. For investors in the Income fund who are nearing retirement, for example, this strategy provides peace of mind because they know capital preservation is my primary objective. The Income fund is currently allocated approximately 20% domestic stock funds, 40% investment-grade bond funds and 40% money market funds. It would take a severe and extended market decline to lose money in this fund. I do not try to predict short-term volatility because it is usually too late to make changes when bad news hits the markets. My goal is to make sure the funds are properly allocated to perform as expected in negative or positive market environments. The underlying funds are chosen to provide a well-balanced mix of stocks, bonds and cash.
Q. TURNING BACK TO YOU, SCOTT, WHAT'S YOUR OUTLOOK?
S.S. I think volatility will continue in the global markets. As a result, I'll try to keep the funds' target allocation mixes compatible with their respective risk control targets. Though I don't change the Freedom Funds' investments on a regular basis, I do actively monitor the underlying funds. If I detect a stock or bond bias of any kind, or if the underlying fund has made an investment policy change, then I may consider making changes. In keeping with the Freedom Funds' long-term strategies, I'll gradually reallocate each fund's target investment mix over the coming months. The table below illustrates the target asset mix I expect to set for each fund by the time we next address our shareholders on March 31, 1999.
                               INCOME  2000   2010   2020   2030

Domestic Equity Funds          20.0%   34.4%  51.5%  65.7%  70.0%

International Equity Funds     -       3.4%   7.8%   11.4%  14.0%

Inv. Grade Fixed-Income Funds  40.0%   40.1%  30.0%  15.4%  7.0%

High Yield Fixed-Income Funds  -       3.2%   6.4%   7.5%   9.0%

Money Market Funds             40.0%   18.9%  4.3%   -      -

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

REFLECTING THE CHANGES TO THE TARGET INVESTMENT MIXES DESCRIBED ABOVE, EACH FUND'S COMPOSITE BENCHMARK WILL CHANGE ITS ALLOCATION AS OF
DECEMBER 31, 1998. THE TABLE BELOW ILLUSTRATES THESE CHANGES.
COMPOSITE BENCHMARKS
                      INCOME  2000   2010   2020   2030

Wilshire 5000         20.0%   34.9%  52.4%  66.3%  70.0%

MSCI EAFE             -       3.4%   7.8%   11.3%  13.9%

LB Aggregate Bond     40.0%   40.5%  29.5%  14.8%  6.8%

ML High Yield Master  -       3.4%   6.6%   7.6%   9.3%

LB 3 Month T-Bill     40.0%   17.8%  3.7%   -      -


REN CHENG ON THE STATE OF
THE WORLD FINANCIAL SYSTEM:
"The market correction we are
experiencing is not a standard
valuation-based correction. What
we are now seeing is a major
change or shift in the structure of
the global financial system. More
specifically, the post-Cold War
model of capitalism, meaning free
capital flow and free markets, is
giving way to more and more
controls on foreign exchange and
capital flow in Asia and Europe.
This is a very important
development, and I believe that
capitalism has failed in certain
economies because it has been
based upon little more than just
superficial money flow. Capitalism
is a system that needs to be based
upon the free flow of information,
credible financial reports, and
sound financial and legal systems,
as well as the smooth interaction of
all of these elements. What we have
seen in many emerging markets is
superficial money flow without a
solid infrastructure to support the
efficient use of financial capital.
As a result, investors have lost faith
in many of these markets, causing
widespread global market volatility."
NOTE TO SHAREHOLDERS:
In a change from prior practice,
the Wilshire 5000 is now the
benchmark for the performance of
domestic equities in the calculation
of the Freedom Funds' composite
indexes. The Wilshire 5000 provides
a broader measure of the market
than the large-cap oriented
Standard & Poor's 500 Index and is
more representative of the
performance of the underlying
domestic equity funds in which the
Freedom Funds invest.
FUND FACTS
GOAL: The Income fund seeks
high current income and, as
a secondary objective, capital
appreciation. The 2000, 2010,
2020 and 2030 funds each
seek high total return. Each
fund seeks to achieve its goal
by investing in a combination
of underlying Fidelity equity,
fixed-income and money
market funds.
FUND NUMBERS: Income (369);
2000 (370); 2010 (371);
2020 (372); 2030 (373)
SIZE: as of September 30,
1998, more than $115 million
(Income); $390 million (2000);
$707 million (2010); $658
million (2020); $188 million
(2030)
MANAGERS: Ren Cheng, since
inception; manager, various
structured investments for
Fidelity Management Trust
Company; joined Fidelity in
1994; Scott Stewart, since
inception; manager, Fidelity
Fifty, since 1993; founder and
head of Fidelity's Structured
Equity Group since 1987;
joined Fidelity in 1987
(checkmark)
FIDELITY FREEDOM INCOME FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF SEPTEMBER 30, 1998
                                      % OF FUND'S  % OF FUND'S INVESTMENTS
                                      INVESTMENTS  IN THESE HOLDINGS
                                                   6 MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund                  2.9%         3.0%

Disciplined Equity Fund                2.9          3.0

Equity-Income Fund                     2.9          2.9

Fidelity Fund                          2.9          3.0

Growth & Income Portfolio              3.0          3.0

Growth Company Fund                    3.0          3.0

OTC Portfolio                          2.0          2.0

                                       19.6         19.9

INVESTMENT GRADE FIXED-INCOME FUNDS

Government Income Fund                 15.3         15.0

Intermediate Bond Fund                 10.0         9.9

Investment Grade Bond Fund             15.2         15.1

                                       40.5         40.0

MONEY MARKET FUND

Fidelity Money Market Trust:           39.9         40.1
 Retirement Money Market Portfolio

                                       100.0%       100.0%

ASSET ALLOCATION

SIX MONTHS AGO
ROW: 1, COL: 1, VALUE: 40.1
ROW: 1, COL: 2, VALUE: 40.0
ROW: 1, COL: 3, VALUE: 19.9
19.9%
40.1%
40.0%
CURRENT
ROW: 1, COL: 1, VALUE: 39.9
ROW: 1, COL: 2, VALUE: 40.5
ROW: 1, COL: 3, VALUE: 19.6
19.6%
39.9%
40.5%
DOMESTIC EQUITY FUNDS

EXPECTED
INVESTMENT GRADE FIXED-INCOME FUNDS

ROW: 1, COL: 1, VALUE: 40.0
ROW: 1, COL: 2, VALUE: 40.0
ROW: 1, COL: 3, VALUE: 20.0
20.0%
MONEY MARKET FUND

40.0%
40.0%
THE SIX MONTHS AGO ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1998. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1998. THE EXPECTED ALLOCATION REPRESENTS THE
FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 1999.
FIDELITY FREEDOM INCOME FUND

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 19.6%

                               SHARES         VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 19.6%

Blue Chip Growth Fund           82,930        $ 3,387,677

Disciplined Equity Fund         129,509        3,371,107

Equity-Income Fund              68,324         3,388,862

Fidelity Fund                   111,600        3,347,996

Growth & Income Portfolio       88,743         3,427,246

Growth Company Fund             76,820         3,459,995

OTC Portfolio                   68,583         2,322,235

TOTAL EQUITY FUNDS                             22,705,118
(Cost $23,569,619)

FIXED-INCOME FUNDS - 40.5%



INVESTMENT GRADE FIXED-INCOME FUNDS - 40.5%

Government Income Fund                        1,708,807        17,686,155

Intermediate Bond Fund                        1,107,894        11,522,093

Investment Grade Bond Fund                    2,354,958        17,638,633

TOTAL FIXED-INCOME FUNDS                                       46,846,881
(Cost $45,413,585)


MONEY MARKET FUND - 39.9%



Fidelity Money Market Trust:                  46,244,781       46,244,781
Retirement Money Market Portfolio
(Cost $46,244,781)

TOTAL INVESTMENT IN SECURITIES - 100%                        $ 115,796,780
(Cost $115,227,985)


OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $76,505,810 and $15,401,535, respectively (see Note 3 of Notes to Financial Statements).
INCOME TAX INFORMATION
At September 30, 1998, the aggregate cost of investment securities for income tax purposes was $115,228,302. Net unrealized appreciation aggregated $568,478, of which $1,689,905 related to appreciated investment securities and $1,121,427 related to depreciated investment securities.
FIDELITY FREEDOM INCOME FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                        SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $115,227,985) -                 $ 115,796,780
See accompanying schedule

Cash                                                                      5,279

Receivable for underlying fund shares redeemed                            61

Receivable for Freedom Fund shares sold                                   2,838,858

Dividends receivable                                                      390,030

 TOTAL ASSETS                                                             119,031,008

LIABILITIES

Payable for underlying fund shares purchased                $ 2,932,328

Payable for Freedom Fund shares redeemed                     290,750

Accrued management fee                                       7,238

 TOTAL LIABILITIES                                                        3,230,316

NET ASSETS                                                               $ 115,800,692

Net Assets consist of:

Paid in capital                                                          $ 114,396,080

Undistributed net investment income                                       477,824

Accumulated undistributed net realized gain (loss) on                     357,993
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on investments                 568,795

NET ASSETS, for 10,658,175 shares outstanding                            $ 115,800,692

NET ASSET VALUE, offering price and redemption price                      $10.86
per share ($115,800,692 (divided by) 10,658,175 shares)



STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                     $ 2,041,752
Income distributions from underlying funds

Interest                                                               108

 TOTAL INCOME                                                          2,041,860

EXPENSES

Management fee                                            $ 43,790

Non-interested trustees' compensation                      137

 Total expenses before reductions                          43,927

 Expense reductions                                        (11,959)    31,968

NET INVESTMENT INCOME                                                  2,009,892

REALIZED AND UNREALIZED GAIN (LOSS)

Realized gain (loss) on sale of underlying fund shares     (214,005)

Capital gain distributions from underlying funds           559,773     345,768

Change in net unrealized appreciation (depreciation) on                (574,461)
investment securities

NET GAIN (LOSS)                                                        (228,693)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 1,781,199
FROM OPERATIONS

OTHER INFORMATION

Expense reductions                                                    $ 8,453
Reimbursement from investment adviser

 Transfer agent credits                                                3,506

                                                                      $ 11,959



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED    YEAR ENDED
                                                         SEPTEMBER 30, 1998  MARCH 31,
                                                         (UNAUDITED)         1998

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 2,009,892         $ 1,148,921
Net investment income

 Net realized gain (loss)                                 345,768             834,555

 Change in net unrealized appreciation (depreciation)     (574,461)           1,304,056

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,781,199           3,287,532
FROM OPERATIONS

Distributions to shareholders                             (1,721,552)         (1,139,587)
From net investment income

 From net realized gain                                   (542,607)           (147,075)

 TOTAL DISTRIBUTIONS                                      (2,264,159)         (1,286,662)

Share transactions                                        122,400,345         69,897,635
Net proceeds from sales of Freedom Fund shares

 Reinvestment of distributions                            2,237,128           1,274,256

 Cost of Freedom Fund shares redeemed                     (63,826,133)        (27,126,984)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          60,811,340          44,044,907
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 60,328,380          46,045,777

NET ASSETS

 Beginning of period                                      55,472,312          9,426,535

 End of period (including undistributed net investment   $ 115,800,692       $ 55,472,312
income of $477,824 and $189,484, respectively)

OTHER INFORMATION
Shares

 Sold                                                     11,252,563          6,546,429

 Issued in reinvestment of distributions                  206,257             120,112

 Redeemed                                                 (5,866,180)         (2,537,779)

 Net increase (decrease)                                  5,592,640           4,128,762




FINANCIAL HIGHLIGHTS
                                                       SIX MONTHS ENDED    YEARS ENDED MARCH 31,
                                                       SEPTEMBER 30, 1998

                                                       (UNAUDITED)           1998      1997 F
SELECTED PER-SHARE DATA

Net asset value, beginning of period                   $ 10.95               $ 10.06   $ 10.00

Income from Investment Operations

 Net investment income D                                .24                   .50       .22

 Net realized and unrealized gain (loss)                (.02)                 .96       (.02) G

 Total from investment operations                       .22                   1.46      .20

Less Distributions

 From net investment income                             (.22)                 (.51)     (.14)

 From net realized gain                                 (.09)                 (.06)     -

 Total distributions                                    (.31)                 (.57)     (.14)

Net asset value, end of period                         $ 10.86               $ 10.95   $ 10.06

TOTAL RETURN B, C                                       2.04%                 14.88%    1.99%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the activity of the underlying funds)

Net assets, end of period (000 omitted)                $ 115,801             $ 55,472  $ 9,427

Ratio of expenses to average net assets                 .08% A, E             .08% E    .08% A, E

Ratio of expenses to average net assets after           .07% A, H             .08%      .08% A
expense reductions

Ratio of net investment income to average net assets    4.58% A               4.71%     4.95% A

Portfolio turnover rate                                 35% A                 33%       32% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1997.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
H STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS)
FIDELITY FREEDOM 2000 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF SEPTEMBER 30, 1998
                                      % OF FUND'S  % OF FUND'S INVESTMENTS
                                      INVESTMENTS  IN THESE HOLDINGS
                                                   6 MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund                  5.3%         5.6%

Disciplined Equity Fund                5.3          5.6

Equity-Income Fund                     5.3          5.5

Fidelity Fund                          5.2          5.6

Growth & Income Portfolio              5.3          5.6

Growth Company Fund                    5.4          5.6

OTC Portfolio                          3.6          3.8

                                       35.4         37.3

INTERNATIONAL EQUITY FUNDS

Diversified International Fund         0.9          1.0

Europe Fund                            1.2          1.0

Japan Fund                             0.3          0.8

Overseas Fund                          0.9          1.0

Southeast Asia Fund                    0.2          0.2

                                       3.5          4.0

INVESTMENT GRADE FIXED-INCOME FUNDS

Government Income Fund                 15.5         15.2

Intermediate Bond Fund                 10.0         9.9

Investment Grade Bond Fund             15.4         15.2

                                       40.9         40.3

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund                  3.5          3.8

MONEY MARKET FUND

Fidelity Money Market Trust:           16.7         14.6
 Retirement Money Market Portfolio

                                       100.0%       100.0%

ASSET ALLOCATION

SIX MONTHS AGO
14.6% (MM)
ROW: 1, COL: 1, VALUE: 14.6
ROW: 1, COL: 2, VALUE: 3.8
ROW: 1, COL: 3, VALUE: 40.3
ROW: 1, COL: 4, VALUE: 4.0
ROW: 1, COL: 5, VALUE: 37.3
37.3% (DE)
3.8% (HY)
40.3% (IG)
4.0% (IE)
CURRENT
16.7% (MM)
ROW: 1, COL: 1, VALUE: 16.7
ROW: 1, COL: 2, VALUE: 3.5
ROW: 1, COL: 3, VALUE: 40.9
ROW: 1, COL: 4, VALUE: 3.5
ROW: 1, COL: 5, VALUE: 35.4
35.4% (DE)
3.5% (HY)
40.9% (IG)
3.5% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUND
18.9% (MM)
ROW: 1, COL: 1, VALUE: 18.9
ROW: 1, COL: 2, VALUE: 3.2
ROW: 1, COL: 3, VALUE: 40.1
ROW: 1, COL: 4, VALUE: 3.4
ROW: 1, COL: 5, VALUE: 34.4
34.4% (DE)
MONEY MARKET FUND (MM)

3.2% (HY)
40.1% (IG)
3.4% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1998. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1998. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 1999.
FIDELITY FREEDOM 2000 FUND

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 38.9%

                                   SHARES                  VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 35.4%

Blue Chip Growth Fund               504,840                $ 20,622,730

Disciplined Equity Fund             788,964                 20,536,725

Equity-Income Fund                  415,306                 20,599,154

Fidelity Fund                       679,792                 20,393,768

Growth & Income Portfolio           540,186                 20,861,998

Growth Company Fund                 468,346                 21,094,326

OTC Portfolio                       418,019                 14,154,118

                                                            138,262,819

INTERNATIONAL EQUITY FUNDS - 3.5%

Diversified International Fund      215,364                 3,447,980

Europe Fund                         155,773                 4,790,024

Japan Fund                          152,298                 1,413,322

Overseas Fund                       110,023                 3,426,108

Southeast Asia Fund                 106,050                 727,504

                                                            13,804,938

TOTAL EQUITY FUNDS                            152,067,757
(Cost $155,000,013)


FIXED-INCOME FUNDS - 44.4%



INVESTMENT GRADE FIXED-INCOME FUNDS - 40.9%

Government Income Fund                        5,827,024                 60,309,703

Intermediate Bond Fund                        3,773,530                 39,244,712

Investment Grade Bond Fund                    8,024,458                 60,103,193

                                                                        159,657,608

HIGH YIELD FIXED-INCOME FUNDS - 3.5%

Capital & Income Fund                         1,481,982                 13,782,428

TOTAL FIXED-INCOME FUNDS                                               173,440,036
(Cost $169,952,758)



MONEY MARKET FUND - 16.7%

                                       SHARES                      VALUE (NOTE 1)

Fidelity Money Market Trust:            65,432,999                 $ 65,432,999
Retirement Money Market Portfolio
(Cost $65,432,999)

TOTAL INVESTMENT IN SECURITIES - 100%                             $ 390,940,792
(Cost $390,385,770)


OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $132,901,820 and $53,356,142, respectively (see Note 3 of Notes to Financial Statements).
INCOME TAX INFORMATION
At September 30, 1998, the aggregate cost of investment securities for income tax purposes was $390,386,287. Net unrealized appreciation aggregated $554,505, of which $6,250,255 related to appreciated investment securities and $5,695,750 related to depreciated investment securities.
FIDELITY FREEDOM 2000 FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                        SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $390,385,770) -                 $ 390,940,792
See accompanying schedule

Cash                                                                      7,095

Receivable for underlying fund shares redeemed                            212,891

Receivable for Freedom Fund shares sold                                   1,045,492

Dividends receivable                                                      1,076,757

 TOTAL ASSETS                                                             393,283,027

LIABILITIES

Payable for underlying fund shares purchased                $ 1,076,936

Payable for Freedom Fund shares redeemed                     1,232,875

Accrued management fee                                       25,808

 TOTAL LIABILITIES                                                        2,335,619

NET ASSETS                                                               $ 390,947,408

Net Assets consist of:

Paid in capital                                                          $ 380,906,747

Undistributed net investment income                                       6,844,858

Accumulated undistributed net realized gain (loss) on                     2,640,781
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on investments                 555,022

NET ASSETS, for 33,401,849 shares outstanding                            $ 390,947,408

NET ASSET VALUE, offering price and redemption price                      $11.70
per share ($390,947,408 (divided by) 33,401,849 shares)



STATEMENT OF OPERATIONS
                                    SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 6,962,528
Income distributions from underlying funds

Interest                                                                 143

 TOTAL INCOME                                                            6,962,671

EXPENSES

Management fee                                            $ 187,788

Non-interested trustees' compensation                      121

 Total expenses before reductions                          187,909

 Expense reductions                                        (67,358)      120,551

NET INVESTMENT INCOME                                                    6,842,120

REALIZED AND UNREALIZED GAIN (LOSS)

Realized gain (loss) on sale of underlying funds           (1,073,106)

Capital gain distributions from underlying funds           3,761,536     2,688,430

Change in net unrealized appreciation (depreciation) on                  (12,667,722)
investment securities

NET GAIN (LOSS)                                                          (9,979,292)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ (3,137,172)
FROM OPERATIONS

OTHER INFORMATION

Expense reductions

 Reimbursement from investment adviser                                  $ 38,892

 Transfer agent credits                                                  28,429

 Custodian credits                                                       37

                                                                        $ 67,358



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED    YEAR ENDED
                                                         SEPTEMBER 30, 1998  MARCH 31,
                                                         (UNAUDITED)         1998

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 6,842,120         $ 3,425,458
Net investment income

 Net realized gain (loss)                                 2,688,430           4,861,844

 Change in net unrealized appreciation (depreciation)     (12,667,722)        13,600,251

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (3,137,172)         21,887,553
FROM OPERATIONS

Distributions to shareholders                             (2,281,685)         (2,016,719)
From net investment income

 From net realized gain                                   (3,428,132)         (723,870)

 TOTAL DISTRIBUTIONS                                      (5,709,817)         (2,740,589)

Share transactions                                        216,345,791         361,047,372
Net proceeds from sales of Freedom Fund shares

 Reinvestment of distributions                            5,706,912           2,734,857

 Cost of Freedom Fund shares redeemed                     (147,383,809)       (73,749,351)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          74,668,894          290,032,878
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 65,821,905          309,179,842

NET ASSETS

 Beginning of period                                      325,125,503         15,945,661

 End of period (including undistributed net investment   $ 390,947,408       $ 325,125,503
income of $6,844,858 and $2,284,423, respectively)

OTHER INFORMATION
Shares

 Sold                                                     18,165,386          31,728,940

 Issued in reinvestment of distributions                  479,975             246,530

 Redeemed                                                 (12,386,820)        (6,408,111)

 Net increase (decrease)                                  6,258,541           25,567,359




FINANCIAL HIGHLIGHTS
                                                      SIX MONTHS ENDED    YEARS ENDED MARCH 31,
                                                      SEPTEMBER 30, 1998

                                                      (UNAUDITED)         1998       1997 F
SELECTED PER-SHARE DATA

Net asset value, beginning of period                   $ 11.98            $ 10.12    $ 10.00

Income from Investment Operations

 Net investment income D                                .22                .60        .18

 Net realized and unrealized gain (loss)                (.30)              1.71       .03 G

 Total from investment operations                       (.08)              2.31       .21

Less Distributions

 From net investment income                             (.08)              (.33)      (.09)

 From net realized gain                                 (.12)              (.12)      -

 Total distributions                                    (.20)              (.45)      (.09)

Net asset value, end of period                         $ 11.70            $ 11.98    $ 10.12

TOTAL RETURN B, C                                       (.69)%             23.25%     2.09%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the activity of the underlying funds)

Net assets, end of period (000 omitted)                $ 390,947          $ 325,126  $ 15,946

Ratio of expenses to average net assets                 .08% A, E          .08% E     .08% A, E

Ratio of expenses to average net assets after           .06% A, H          .08%       .08% A
expense reductions

Ratio of net investment income to average net assets    3.64% A            3.72%      4.00% A

Portfolio turnover rate                                 29% A              24%        19% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1997.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
H STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY FREEDOM 2010 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF SEPTEMBER 30, 1998

                                          % OF FUND'S  % OF FUND'S INVESTMENTS
                                          INVESTMENTS  IN THESE HOLDINGS
                                                       6 MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund                      7.9%         8.4%

Disciplined Equity Fund                    7.9          8.4

Equity-Income Fund                         7.9          8.3

Fidelity Fund                              7.9          8.4

Growth & Income Portfolio                  8.0          8.3

Growth Company Fund                        8.1          8.4

OTC Portfolio                              5.5          5.7

                                           53.2         55.9

INTERNATIONAL EQUITY FUNDS

Diversified International Fund             2.0          2.2

Europe Fund                                2.7          2.2

Japan Fund                                 0.8          1.7

Overseas Fund                              2.0          2.2

Southeast Asia Fund                        0.4          0.4

                                           7.9          8.7

INVESTMENT GRADE FIXED-INCOME FUNDS

Government Income Fund                     11.0         10.0

Intermediate Bond Fund                     7.1          6.5

Investment Grade Bond Fund                 10.9         10.0

                                           29.0        26.5

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund                      6.7          6.9

MONEY MARKET FUND

Fidelity Money Market Trust: Retirement    3.2          2.0
 Money Market Portfolio

                                           100.0%       100.0%


ASSET ALLOCATION

SIX MONTHS AGO
2.0% (MM)
6.9% (HY)
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 6.9
ROW: 1, COL: 3, VALUE: 26.5
ROW: 1, COL: 4, VALUE: 8.699999999999999
ROW: 1, COL: 5, VALUE: 55.9
26.5% (IG)
55.9% (DE)
8.7% (IE)
CURRENT
3.2% (MM)
6.7% (HY)
ROW: 1, COL: 1, VALUE: 3.2
ROW: 1, COL: 2, VALUE: 6.7
ROW: 1, COL: 3, VALUE: 29.0
ROW: 1, COL: 4, VALUE: 7.9
ROW: 1, COL: 5, VALUE: 53.2
29.0% (IG)
53.2% (DE)
7.9% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
4.3% (MM)
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUNDS
6.4% (HY)
ROW: 1, COL: 1, VALUE: 4.3
ROW: 1, COL: 2, VALUE: 6.4
ROW: 1, COL: 3, VALUE: 30.0
ROW: 1, COL: 4, VALUE: 7.8
ROW: 1, COL: 5, VALUE: 51.5
MONEY MARKET FUND (MM)

30.0% (IG)
51.5% (DE)
7.8% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1998. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1998. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 1999.
FIDELITY FREEDOM 2010 FUND

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 61.1%

                                   SHARES                    VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 53.2%

Blue Chip Growth Fund               1,375,962                $ 56,208,053

Disciplined Equity Fund             2,150,354                 55,973,711

Equity-Income Fund                  1,132,556                 56,174,798

Fidelity Fund                       1,852,728                 55,581,836

Growth & Income Portfolio           1,471,403                 56,825,567

Growth Company Fund                 1,275,533                 57,450,001

OTC Portfolio                       1,139,357                 38,578,614

                                                              376,792,580

INTERNATIONAL EQUITY FUNDS - 7.9%

Diversified International Fund      875,560                   14,017,710

Europe Fund                         627,317                   19,290,006

Japan Fund                          607,243                   5,635,214

Overseas Fund                       446,173                   13,893,827

Southeast Asia Fund                 428,833                   2,941,793

                                                              55,778,550

TOTAL EQUITY FUNDS                                            432,571,130
(Cost $439,543,542)


FIXED-INCOME FUNDS - 35.7%



INVESTMENT GRADE FIXED-INCOME FUNDS - 29.0%

Government Income Fund                        7,485,188                  77,471,690

Intermediate Bond Fund                        4,846,824                  50,406,966

Investment Grade Bond Fund                    10,306,991                 77,199,365

                                                                         205,078,021

HIGH YIELD FIXED-INCOME FUNDS - 6.7%

Capital & Income Fund                         5,114,395                  47,563,869

TOTAL FIXED-INCOME FUNDS                                                252,641,890
(Cost $251,154,678)



MONEY MARKET FUND - 3.2%

                                       SHARES                      VALUE (NOTE 1)

Fidelity Money Market Trust:            22,414,221                 $ 22,414,221
Retirement Money Market Portfolio
(Cost $22,414,221)

TOTAL INVESTMENT IN SECURITIES - 100%                             $ 707,627,241
(Cost $713,112,441)


OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $199,063,451 and $88,087,411, respectively (see Note 3 of Notes to Financial Statements).
INCOME TAX INFORMATION
At September 30, 1998, the aggregate cost of investment securities for income tax purposes was $713,112,465. Net unrealized depreciation aggregated $5,485,224, of which $10,410,465 related to appreciated investment securities and $15,895,689 related to depreciated investment securities.
FIDELITY FREEDOM 2010 FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                        SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $713,112,441) -                 $ 707,627,241
See accompanying schedule

Cash                                                                      14,813

Receivable for Freedom Fund shares sold                                   2,391,421

Dividends receivable                                                      1,263,669

 TOTAL ASSETS                                                             711,297,144

LIABILITIES

Payable for underlying fund shares purchased                $ 2,793,017

Payable for Freedom Fund shares redeemed                     819,706

Accrued management fee                                       46,546

 TOTAL LIABILITIES                                                        3,659,269

NET ASSETS                                                               $ 707,637,875

Net Assets consist of:

Paid in capital                                                          $ 696,952,255

Undistributed net investment income                                       9,101,910

Accumulated undistributed net realized gain (loss) on                     7,068,910
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on investments                 (5,485,200)

NET ASSETS, for 58,547,414 shares outstanding                            $ 707,637,875

NET ASSET VALUE, offering price and redemption price                      $12.09
per share ($707,637,875 (divided by) 58,547,414 shares)



STATEMENT OF OPERATIONS
                                    SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 9,377,261
Income distributions from underlying funds

Interest                                                                 189

 TOTAL INCOME                                                            9,377,450

EXPENSES

Management fee                                            $ 352,466

Non-interested trustees' compensation                      1,193

 Total expenses before reductions                          353,659

 Expense reductions                                        (105,132)     248,527

NET INVESTMENT INCOME                                                    9,128,923

REALIZED AND UNREALIZED GAIN (LOSS)

Realized gain (loss) on sale of underlying fund shares     (2,966,553)

Capital gain distributions from underlying funds           10,272,767    7,306,214

Change in net unrealized appreciation (depreciation) on                  (47,745,667)
investment securities

NET GAIN (LOSS)                                                          (40,439,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ (31,310,530)
FROM OPERATIONS

OTHER INFORMATION

Expense reductions

 Reimbursement from investment adviser                                  $ 73,137

 Transfer agent credits                                                  31,995

                                                                        $ 105,132



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED    YEAR ENDED
                                                         SEPTEMBER 30, 1998  MARCH 31,
                                                         (UNAUDITED)         1998

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 9,128,923         $ 4,091,090
Net investment income

 Net realized gain (loss)                                 7,306,214           10,665,475

 Change in net unrealized appreciation (depreciation)     (47,745,667)        42,914,286

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (31,310,530)        57,670,851
FROM OPERATIONS

Distributions to shareholders                             (2,587,474)         (3,427,770)
From net investment income

 From net realized gain                                   (8,289,358)         (831,579)

 TOTAL DISTRIBUTIONS                                      (10,876,832)        (4,259,349)

Share transactions                                        230,054,454         632,743,131
Net proceeds from sales of Freedom Fund shares

 Reinvestment of distributions                            10,876,668          4,255,727

 Cost of Freedom Fund shares redeemed                     (138,462,338)       (66,653,573)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          102,468,784         570,345,285
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 60,281,422          623,756,787

NET ASSETS

 Beginning of period                                      647,356,453         23,599,666

 End of period (including undistributed net investment   $ 707,637,875       $ 647,356,453
income of $9,101,910 and $2,560,461, respectively)

OTHER INFORMATION
Shares

 Sold                                                     18,138,945          53,347,199

 Issued in reinvestment of distributions                  853,074             370,207

 Redeemed                                                 (10,969,268)        (5,517,029)

 Net increase (decrease)                                  8,022,751           48,200,377




FINANCIAL HIGHLIGHTS
                                                SIX MONTHS ENDED    YEARS ENDED MARCH 31,
                                                SEPTEMBER 30, 1998

                                                (UNAUDITED)           1998       1997 F
SELECTED PER-SHARE DATA

Net asset value, beginning of period            $ 12.81               $ 10.15    $ 10.00

Income from Investment Operations

 Net investment income D                         .16                   .30        .11

 Net realized and unrealized gain (loss)         (.67)                 2.82       .15 G

 Total from investment operations                (.51)                 3.12       .26

Less Distributions

 From net investment income                      (.05)                 (.37)      (.11)

 From net realized gain                          (.16)                 (.09)      -

 Total distributions                             (.21)                 (.46)      (.11)

Net asset value, end of period                  $ 12.09               $ 12.81    $ 10.15

TOTAL RETURN B, C                                (4.07)%               31.31%     2.59%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the activity of the underlying funds)

Net assets, end of period (000 omitted)         $ 707,638             $ 647,356  $ 23,600

Ratio of expenses to average net assets          .08% A, E             .08% E     .08% A, E

Ratio of expenses to average net assets after    .07% A, H             .08%       .08% A
expense reductions

Ratio of net investment income to average        2.58% A               2.54%      2.56% A
net assets

Portfolio turnover rate                          25% A                 20%        3% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1997.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
H STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY FREEDOM 2020 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF SEPTEMBER 30, 1998
                                      % OF FUND'S  % OF FUND'S INVESTMENTS
                                      INVESTMENTS  IN THESE HOLDINGS
                                                   6 MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund                  10.0%        10.3%

Disciplined Equity Fund                9.9          10.2

Equity-Income Fund                     10.0         10.2

Fidelity Fund                          9.8          10.2

Growth & Income Portfolio              10.1         10.2

Growth Company Fund                    10.2         10.3

OTC Portfolio                          6.8          6.9

                                       66.8         68.3

INTERNATIONAL EQUITY FUNDS

Diversified International Fund         2.9          3.0

Europe Fund                            3.9          3.0

Japan Fund                             1.1          2.4

Overseas Fund                          2.9          3.0

Southeast Asia Fund                    0.5          0.6

                                       11.3         12.0

INVESTMENT GRADE FIXED-INCOME FUNDS

Government Income Fund                 5.4          4.6

Intermediate Bond Fund                 3.5          3.0

Investment Grade Bond Fund             5.3          4.6

                                       14.2         12.2

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund                  7.7          7.5

                                       100.0%       100.0%

ASSET ALLOCATION

SIX MONTHS AGO
7.5% (HY)
ROW: 1, COL: 1, VALUE: 7.5
ROW: 1, COL: 2, VALUE: 12.2
ROW: 1, COL: 3, VALUE: 12.0
ROW: 1, COL: 4, VALUE: 68.3
12.2% (IG)
68.3% (DE)
12.0% (IE)
CURRENT
7.7% (HY)
ROW: 1, COL: 1, VALUE: 7.7
ROW: 1, COL: 2, VALUE: 14.2
ROW: 1, COL: 3, VALUE: 11.3
ROW: 1, COL: 4, VALUE: 66.8
66.8% (DE)
14.2% (IG)
11.3% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
7.5% (HY)
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUNDS
ROW: 1, COL: 1, VALUE: 7.5
ROW: 1, COL: 2, VALUE: 15.4
ROW: 1, COL: 3, VALUE: 11.4
ROW: 1, COL: 4, VALUE: 65.7
15.4% (IG)
65.7% (DE)
11.4% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1998. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1998. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 1999.
FIDELITY FREEDOM 2020 FUND

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 78.1%

                                    SHARES                    VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 66.8%

Blue Chip Growth Fund                1,607,725                $ 65,675,572

Disciplined Equity Fund              2,514,386                 65,449,475

Equity-Income Fund                   1,323,936                 65,667,222

Fidelity Fund                        2,165,379                 64,961,380

Growth & Income Portfolio            1,717,890                 66,344,902

Growth Company Fund                  1,489,084                 67,068,333

OTC Portfolio                        1,328,322                 44,976,984

                                                               440,143,868

INTERNATIONAL EQUITY FUNDS - 11.3%

Diversified International Fund       1,195,319                 19,137,065

Europe Fund                          830,354                   25,533,390

Japan Fund                           765,129                   7,100,401

Overseas Fund                        610,490                   19,010,650

Southeast Asia Fund                  548,518                   3,762,834

                                                               74,544,340

TOTAL EQUITY FUNDS                                            514,688,208
(Cost $524,116,721)

FIXED-INCOME FUNDS - 21.9%



INVESTMENT GRADE FIXED-INCOME FUNDS - 14.2%

Government Income Fund                        3,407,267        35,265,211

Intermediate Bond Fund                        2,208,208        22,965,361

Investment Grade Bond Fund                    4,691,552        35,139,723

                                                               93,370,295

HIGH YIELD FIXED-INCOME FUNDS - 7.7%

Capital & Income Fund                         5,452,909        50,712,049

TOTAL FIXED-INCOME FUNDS                                      144,082,344
(Cost $145,871,590)

CASH EQUIVALENTS - 0.0%


                                                  MATURITY        VALUE (NOTE 1)
                                                  AMOUNT

Investments in repurchase agreements              $ 33,005        $ 33,000
(U.S. Treasury obligations), in a joint
trading account at 5.44%, dated 9/30/98
due 10/1/98


TOTAL INVESTMENT IN SECURITIES - 100%                        $ 658,803,552
(Cost $670,021,311)

OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $199,171,620 and $56,939,369, respectively (see Note 3 of Notes to Financial Statements).
INCOME TAX INFORMATION
At September 30, 1998, the aggregate cost of investment securities for income tax purposes was $670,021,573. Net unrealized depreciation aggregated $11,218,021, of which $7,528,564 related to appreciated investment securities and $18,746,585 related to depreciated investment securities.
FIDELITY FREEDOM 2020 FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                         SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 658,803,552
agreements of $33,000) (cost $670,021,311) -
See accompanying schedule

Cash                                                                       506

Receivable for Freedom Fund shares sold                                    40,986,376

Dividends receivable                                                       655,658

 TOTAL ASSETS                                                              700,446,092

LIABILITIES

Payable for underlying fund shares purchased                $ 41,109,035

Payable for Freedom Fund shares redeemed                     491,134

Accrued management fee                                       40,851

 TOTAL LIABILITIES                                                         41,641,020

NET ASSETS                                                                $ 658,805,072

Net Assets consist of:

Paid in capital                                                           $ 655,848,510

Undistributed net investment income                                        5,436,275

Accumulated undistributed net realized gain (loss)                         8,738,046
on investments

Net unrealized appreciation (depreciation) on investments                  (11,217,759)

NET ASSETS, for 53,859,213 shares outstanding                             $ 658,805,072

NET ASSET VALUE, offering price and redemption price                       $12.23
per share ($658,805,072 (divided by) 53,859,213 shares)



STATEMENT OF OPERATIONS
                                    SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 5,764,438
Income distributions from underlying funds

Interest income                                                          180

 TOTAL INCOME                                                            5,764,618

EXPENSES

Management fee                                            $ 313,089

Non-interested trustees' compensation                      1,061

 Total expenses before reductions                          314,150

 Expense reductions                                        (96,397)      217,753

NET INVESTMENT INCOME                                                    5,546,865

REALIZED AND UNREALIZED GAIN (LOSS)

Realized gain (loss) on sale of underlying fund shares     (2,232,849)

Capital gain distributions from underlying funds           11,054,620    8,821,771

Change in net unrealized appreciation (depreciation) on                  (58,828,802)
investment securities

NET GAIN (LOSS)                                                          (50,007,031)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ (44,460,166)
FROM OPERATIONS

OTHER INFORMATION

Expense reductions                                                      $ 64,996
Reimbursement from investment adviser

 Transfer agent credits                                                  31,401

                                                                        $ 96,397



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED    YEAR ENDED
                                                         SEPTEMBER 30, 1998  MARCH 31,
                                                         (UNAUDITED)         1998

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 5,546,865         $ 2,281,903
Net investment income

 Net realized gain (loss)                                 8,821,771           7,940,504

 Change in net unrealized appreciation (depreciation)     (58,828,802)        48,041,041

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (44,460,166)        58,263,448
FROM OPERATIONS

Distributions to shareholders                             (1,779,609)         (2,139,443)
From net investment income

 From net realized gain                                   (5,797,719)         (775,606)

 TOTAL DISTRIBUTIONS                                      (7,577,328)         (2,915,049)

Share transactions                                        244,975,666         561,324,674
Net proceeds from sales of Freedom Fund shares

 Reinvestment of distributions                            7,577,284           2,914,790

 Cost of Freedom Fund shares redeemed                     (119,313,018)       (56,943,712)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          133,239,932         507,295,752
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 81,202,438          562,644,151

NET ASSETS

 Beginning of period                                      577,602,634         14,958,483

 End of period (including undistributed net investment   $ 658,805,072       $ 577,602,634
income of $5,436,275 and $1,669,019, respectively)

OTHER INFORMATION
Shares

 Sold                                                     18,896,833          46,318,365

 Issued in reinvestment of distributions                  570,147             249,279

 Redeemed                                                 (9,093,918)         (4,547,206)

 Net increase (decrease)                                  10,373,062          42,020,438




FINANCIAL HIGHLIGHTS
                                                       SIX MONTHS ENDED    YEARS ENDED MARCH 31,
                                                       SEPTEMBER 30, 1998

                                                       (UNAUDITED)         1998       1997 F
SELECTED PER-SHARE DATA

Net asset value, beginning of period                   $ 13.28             $ 10.21    $ 10.00

Income from Investment Operations

 Net investment income D                                .12                 .21        .08

 Net realized and unrealized gain (loss)                (1.00)              3.33       .22 G

 Total from investment operations                       (.88)               3.54       .30

Less Distributions

 From net investment income                             (.04)               (.34)      (.09)

 From net realized gain                                 (.13)               (.13)      -

 Total distributions                                    (.17)               (.47)      (.09)

Net asset value, end of period                         $ 12.23             $ 13.28    $ 10.21

TOTAL RETURN B, C                                       (6.73)%             35.36%     2.99%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the activity of the underlying funds)

Net assets, end of period (000 omitted)                $ 658,805           $ 577,603  $ 14,958

Ratio of expenses to average net assets                 .08% A, E           .08% E     .08% A, E

Ratio of expenses to average net assets after           .07% A, H           .08%       .08% A
expense reductions

Ratio of net investment income to average net assets    1.77% A             1.76%      1.75% A

Portfolio turnover rate                                 18% A               15%        21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1997.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
H STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY FREEDOM 2030 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF SEPTEMBER 30, 1998
                                      % OF FUND'S  % OF FUND'S INVESTMENTS
                                      INVESTMENTS  IN THESE HOLDINGS
                                                   6 MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund                  10.4%        10.5%

Disciplined Equity Fund                10.4         10.5

Equity-Income Fund                     10.4         10.4

Fidelity Fund                          10.3         10.5

Growth & Income Portfolio              10.6         10.5

Growth Company Fund                    10.7         10.5

OTC Portfolio                          7.2          7.1

                                       70.0         70.0

INTERNATIONAL EQUITY FUNDS

Diversified International Fund         3.5          3.7

Europe Fund                            4.7          3.6

Japan Fund                             1.4          2.9

Overseas Fund                          3.5          3.6

Southeast Asia Fund                    0.7          0.7

                                       13.8         14.5

INVESTMENT GRADE FIXED-INCOME FUNDS

Government Income Fund                 2.5          2.2

Intermediate Bond Fund                 1.6          1.4

Investment Grade Bond Fund             2.5          2.2

                                       6.6          5.8

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund                  9.6          9.7

                                       100.0%       100.0%

ASSET ALLOCATION

SIX MONTHS AGO
9.7% (HY)
ROW: 1, COL: 1, VALUE: 9.699999999999999
ROW: 1, COL: 2, VALUE: 5.8
ROW: 1, COL: 3, VALUE: 14.5
ROW: 1, COL: 4, VALUE: 70.0
5.8% (IG)
70.0% (DE)
14.5% (IE)
CURRENT
9.6% (HY)
ROW: 1, COL: 1, VALUE: 9.6
ROW: 1, COL: 2, VALUE: 6.6
ROW: 1, COL: 3, VALUE: 13.8
ROW: 1, COL: 4, VALUE: 70.0
6.6% (IG)
70.0% (DE)
13.8% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUNDS
9.0% (HY)
ROW: 1, COL: 1, VALUE: 9.0
ROW: 1, COL: 2, VALUE: 7.0
ROW: 1, COL: 3, VALUE: 14.0
ROW: 1, COL: 4, VALUE: 70.0
70.0% (DE)
7.0% (IG)
14.0% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1998. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1998. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 1999.
FIDELITY FREEDOM 2030 FUND

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 83.8%

                                    SHARES                  VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 70.0%

Blue Chip Growth Fund                482,556                $ 19,712,394

Disciplined Equity Fund              754,021                 19,627,170

Equity-Income Fund                   396,867                 19,684,583

Fidelity Fund                        649,405                 19,482,164

Growth & Income Portfolio            515,501                 19,908,661

Growth Company Fund                  447,031                 20,134,271

OTC Portfolio                        398,773                 13,502,464

                                                             132,051,707

INTERNATIONAL EQUITY FUNDS - 13.8%

Diversified International Fund       410,285                 6,568,664

Europe Fund                          291,256                 8,956,125

Japan Fund                           278,567                 2,585,104

Overseas Fund                        209,327                 6,518,443

Southeast Asia Fund                  199,318                 1,367,322

                                                             25,995,658

TOTAL EQUITY FUNDS                                          158,047,365
(Cost $168,813,660)


FIXED-INCOME FUNDS - 16.2%



INVESTMENT GRADE FIXED-INCOME FUNDS - 6.6%

Government Income Fund                       455,659                    4,716,071

Intermediate Bond Fund                       294,531                    3,063,125

Investment Grade Bond Fund                   626,257                    4,690,663

                                                                        12,469,859

HIGH YIELD FIXED-INCOME FUNDS - 9.6%

Capital & Income Fund                        1,943,381                  18,073,442

TOTAL FIXED-INCOME FUNDS                                                30,543,301
(Cost $31,782,427)

TOTAL INVESTMENT IN SECURITIES - 100%                                $ 188,590,666
(Cost $200,596,087)


OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $106,610,946 and $12,269,435, respectively. (see Note 3 of Notes to Financial Statements).
INCOME TAX INFORMATION
At September 30, 1998, the aggregate cost of investment securities for income tax purposes was $200,597,345. Net unrealized depreciation aggregated $12,006,679, of which $1,679,440 related to appreciated investment securities and $13,686,119 related to depreciated investment securities.
FIDELITY FREEDOM 2030 FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                         SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $200,596,087) -                 $ 188,590,666
SEE ACCOMPANYING SCHEDULE

CASH                                                                      15,670

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                                   1,634,016

DIVIDENDS RECEIVABLE                                                      153,341

 TOTAL ASSETS                                                             190,393,693

LIABILITIES

PAYABLE FOR UNDERLYING FUND SHARES PURCHASED                $ 1,218,238

PAYABLE FOR FREEDOM FUND SHARES REDEEMED                     561,740

ACCRUED MANAGEMENT FEE                                       12,194

 TOTAL LIABILITIES                                                        1,792,172

NET ASSETS                                                               $ 188,601,521

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 197,053,712

UNDISTRIBUTED NET INVESTMENT INCOME                                       1,271,675

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        2,281,555
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 (12,005,421)

NET ASSETS, FOR 15,718,397 SHARES OUTSTANDING                            $ 188,601,521

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                      $12.00
PER SHARE ($188,601,521 (DIVIDED BY) 15,718,397 SHARES)



STATEMENT OF OPERATIONS
                                    SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 1,380,754
INCOME DISTRIBUTIONS FROM UNDERLYING FUNDS

INTEREST INCOME                                                          66

 TOTAL INCOME                                                            1,380,820

EXPENSES

MANAGEMENT FEE                                            $ 81,698

NON-INTERESTED TRUSTEES' COMPENSATION                      259

 TOTAL EXPENSES BEFORE REDUCTIONS                          81,957

 EXPENSE REDUCTIONS                                        (26,753)      55,204

NET INVESTMENT INCOME                                                    1,325,616

REALIZED AND UNREALIZED GAIN (LOSS)

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUND SHARES     (1,071,441)

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS           3,379,594     2,308,153

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  (19,763,477)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          (17,455,324)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ (16,129,708)
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS

 REIMBURSEMENT FROM INVESTMENT ADVISER                                  $ 17,016

 CUSTODIAN CREDITS                                                       21

 TRANSFER AGENT CREDITS                                                  9,716

                                                                        $ 26,753



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED    YEAR ENDED
                                                         SEPTEMBER 30, 1998  MARCH 31,
                                                         (UNAUDITED)         1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 1,325,616         $ 747,707
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 2,308,153           4,956,471

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (19,763,477)        7,933,861

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (16,129,708)        13,638,039
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (398,139)           (757,317)
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                       -                   (610,205)

 FROM NET REALIZED GAIN                                   (3,573,142)         (471,015)

 TOTAL DISTRIBUTIONS                                      (3,971,281)         (1,838,537)

SHARE TRANSACTIONS                                        143,832,582         138,314,449
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                            3,970,091           1,838,434

 COST OF FREEDOM FUND SHARES REDEEMED                     (54,172,243)        (42,605,715)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          93,630,430          97,547,168
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 73,529,441          109,346,670

NET ASSETS

 BEGINNING OF PERIOD                                      115,072,080         5,725,410

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 188,601,521       $ 115,072,080
INCOME OF $1,271,675 AND $344,198, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     10,996,518          11,252,452

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  300,307             156,038

 REDEEMED                                                 (4,151,613)         (3,395,851)

 NET INCREASE (DECREASE)                                  7,145,212           8,012,639




FINANCIAL HIGHLIGHTS
                                                       SIX MONTHS ENDED    YEARS ENDED MARCH 31,
                                                       SEPTEMBER 30, 1998

                                                       (UNAUDITED)         1998       1997 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 13.42             $ 10.21    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .10                 .22        .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (1.12)              3.42       .22 G

 TOTAL FROM INVESTMENT OPERATIONS                       (1.02)              3.64       .30

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.04)               (.17)      (.09)

 IN EXCESS OF NET INVESTMENT INCOME                     -                   (.14)      -

 FROM NET REALIZED GAIN                                 (.36)               (.12)      -

 TOTAL DISTRIBUTIONS                                    (.40)               (.43)      (.09)

NET ASSET VALUE, END OF PERIOD                         $ 12.00             $ 13.42    $ 10.21

TOTAL RETURN B, C                                       (7.88)%             36.28%     2.99%

RATIOS AND SUPPLEMENTAL DATA
(AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE
 UNDERLYING FUNDS)

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 188,602           $ 115,072  $ 5,725

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .08% A, E           .08% E     .08% A,E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           .07% A, H           .08%       .08% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    1.62% A             1.78%      1.71% A

PORTFOLIO TURNOVER RATE                                 15% A               34%        19% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1997.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
H STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OF REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the short-term gain distributions from the Underlying Funds, non-taxable dividends and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and redemptions of the underlying fund shares is included under the caption "Other Information" at the end of each fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. Each fund pays a management fee to Strategic Advisers, Inc., an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of the fund's average net assets.
OTHER TRANSACTIONS. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.
5. EXPENSE REDUCTIONS.
Strategic Advisers voluntarily agreed to reimburse each fund's management fee above an annual rate of .08% of the fund's average net assets.
In addition, Strategic Advisers has entered into arrangements on behalf of certain funds with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to offset a portion of each applicable fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, certain unaffiliated shareholders were each record owners of more than 10% or more of the total outstanding shares of the following funds:

BENEFICIAL INTEREST
FUND                      NUMBER OF SHAREHOLDERS  % OWNERSHIP
Freedom Income            1                       22%
Freedom 2000              1                       52%
Freedom 2010              1                       59%
Freedom 2020              1                       61%
Freedom 2030              1                       23%


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
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INVESTMENT ADVISER
Strategic Advisers, Inc.
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Scott D. Stewart, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
FF-SANN-1198  64298
1.537284.101
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager
SM
Asset Manager: GrowthSM
Asset Manager: IncomeSM
Fidelity Freedom Funds (registered trademark) -
Income, 2000, 2010, 2020, 2030
THE FIDELITY TELEPHONE CONNECTION
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